UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
                  OF REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-07853
                                                     ---------

                         Kalmar Pooled Investment Trust
               ---------------------------------------------------
               (Exact name of registrant as specified in charter)

                                Barley Mill House
                                3701 Kennett Pike
                              Wilmington, DE 19807
               ---------------------------------------------------
               (Address of principal executive offices) (Zip code)

                         Ford B. Draper, Jr., President
                                Barley Mill House
                                3701 Kennett Pike
                              Wilmington, DE 19807
               ---------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 800-463-6670
                                                            ------------

                      Date of fiscal year end: December 31
                                               -----------

                    Date of reporting period: March 31, 2009
                                              --------------


Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.


    KALMAR
    POOLED
INVESTMENT
     TRUST
----------                                    SCHEDULE OF INVESTMENTS(UNAUDITED)
"GROWTH-WITH-VALUE" SMALL CAP FUND                                MARCH 31, 2009


                                                                      MARKET
                                                         SHARES        VALUE
                                                         -------    ------------

COMMON STOCK -- 95.7%

COMMERCIAL SERVICES -- 14.5%

         ADVERTISING/MARKETING SERVICES -- 0.8%
         ValueClick, Inc.*                               203,570    $  1,732,381
                                                                    ------------

         COMMERCIAL PRINTING/FORMS -- 0.4%
         InnerWorkings, Inc.*                            185,000         789,950
                                                                    ------------

         ENGINEERING/CONSTRUCTION -- 0.8%
         Chicago Bridge & Iron Co. N.V.                  253,650       1,590,386
                                                                    ------------

         ENVIRONMENTAL SERVICES -- 1.5%
         Clean Harbors, Inc.*                             35,680       1,712,640
         Tetra Tech, Inc.*                                65,980       1,344,672
                                                                    ------------
                                                                       3,057,312
                                                                    ------------

         FOOD DISTRIBUTORS -- 1.3%
         United Natural Foods, Inc.*                     137,100       2,600,787
                                                                    ------------

         MEDICAL DISTRIBUTORS -- 2.1%
         PSS World Medical, Inc.*                        304,240       4,365,844
                                                                    ------------

         MISCELLANEOUS COMMERCIAL SERVICES -- 4.9%
         Concur Technologies, Inc.*                       42,660         818,645
         Constant Contact, Inc.*                         133,090       1,861,929
         Corrections Corporation of America*             229,614       2,941,355
         Global Traffic Network, Inc.*                   144,105         436,638
         SkillSoft PLC* ADR                              371,920       2,488,145
         Ultimate Software Group, Inc.*                   77,010       1,329,193
                                                                    ------------
                                                                       9,875,905
                                                                    ------------

         PERSONNEL SERVICES -- 0.8%
         MPS Group, Inc.*                                266,320       1,584,604
                                                                    ------------

         WHOLESALE DISTRIBUTOR -- 1.9%
         MSC Industrial Direct Co., Inc. (A Shares)      124,115       3,856,253
                                                                    ------------
         TOTAL COMMERCIAL SERVICES                                    29,453,422
                                                                    ------------

    KALMAR
    POOLED
INVESTMENT
     TRUST
----------                         SCHEDULE OF INVESTMENTS(UNAUDITED)--CONTINUED
"GROWTH-WITH-VALUE" SMALL CAP FUND                                MARCH 31, 2009



                                                                      MARKET
                                                         SHARES        VALUE
                                                         -------    ------------

COMMUNICATIONS -- 2.1%

         SPECIALTY COMMUNICATIONS -- 2.1%
         Cbeyond Communications, Inc.*                   225,190    $  4,240,328
                                                                    ------------
         TOTAL COMMUNICATIONS                                          4,240,328
                                                                    ------------

CONSUMER DURABLES -- 1.8%

         AUTOMOTIVE AFTERMARKET -- 1.8%
         Barnes Group, Inc.                               84,830         906,833
         LKQ Corp.*                                      187,485       2,675,411
                                                                    ------------
         TOTAL CONSUMER DURABLES                                       3,582,244
                                                                    ------------

CONSUMER NON-DURABLES -- 2.1%

         BEVERAGES -- 0.6%
         Central European Distribution Corp.*            111,355       1,198,180
                                                                    ------------

         FOOD: MEAT/FISH/DAIRY -- 1.0%
         Smart Balance, Inc.                             357,310       2,158,152
                                                                    ------------

         FOOD: SPECIALTY/CANDY -- 0.1%
         SunOpta, Inc.*                                   77,190         133,539
                                                                    ------------

         HOUSEHOLD/PERSONAL CARE -- 0.4%
         Elizabeth Arden, Inc.*                          138,267         806,096
                                                                    ------------
         TOTAL CONSUMER NON-DURABLES                                   4,295,967
                                                                    ------------

CONSUMER SERVICES -- 6.9%

         CASINOS/GAMING -- 0.7%
         Penn National Gaming, Inc.*                      57,550       1,389,833
                                                                    ------------

         OTHER CONSUMER SERVICES -- 5.1%
         Catalyst Health Solutions, Inc.*                 68,270       1,353,111
         DeVry, Inc.                                     129,885       6,257,859
         Life Time Fitness, Inc.*                        107,890       1,355,098
         Service Corp International                      403,860       1,409,472
                                                                    ------------
                                                                      10,375,540
                                                                    ------------

         RESTAURANTS -- 1.1%
         BJ's Restaurants, Inc.*                         167,525       2,330,273
                                                                    ------------
         TOTAL CONSUMER SERVICES                                      14,095,646
                                                                    ------------

    KALMAR
    POOLED
INVESTMENT
     TRUST
----------                         SCHEDULE OF INVESTMENTS(UNAUDITED)--CONTINUED
"GROWTH-WITH-VALUE" SMALL CAP FUND                                MARCH 31, 2009



                                                                      MARKET
                                                         SHARES        VALUE
                                                         -------    ------------

ELECTRONIC TECHNOLOGY -- 8.2%

         COMPUTER COMMUNICATIONS -- 0.4%
         Ixia*                                           182,600    $    944,042
                                                                    ------------

         ELECTRONIC PRODUCTION EQUIPMENT -- 2.5%
         ATMI, Inc.*                                     190,700       2,942,501
         FEI Co.*                                        137,850       2,127,026
                                                                    ------------
                                                                       5,069,527
                                                                    ------------

         SEMICONDUCTORS -- 3.2%
         Atmel Corp.*                                    648,660       2,354,636
         Diodes, Inc.*                                    77,865         826,147
         Microsemi Corp.*                                179,250       2,079,300
         Monolithic Power Systems, Inc.                   79,400       1,230,700
                                                                    ------------
                                                                       6,490,783
                                                                    ------------

         TELECOMMUNICATIONS EQUIPMENT -- 2.1%
         NICE-Systems Ltd.*ADR                           116,470       2,895,444
         Polycom, Inc.*                                   86,535       1,331,774
                                                                    ------------
                                                                       4,227,218
                                                                    ------------
         TOTAL ELECTRONIC TECHNOLOGY                                  16,731,570
                                                                    ------------

ENERGY -- 7.2%

         CONTRACT DRILLING -- 1.2%
         Atwood Oceanics, Inc.*                          150,430       2,495,634
                                                                    ------------

         OIL & GAS PRODUCTION -- 4.6%
         GMX Resources, Inc.*                            113,360         736,840
         Niko Resources, Ltd. (Canadian)                  78,345       3,646,323
         Ultra Petroleum Corp.*                          137,075       4,919,622
                                                                    ------------
                                                                       9,302,785
                                                                    ------------

         OILFIELD SERVICES/EQUIPMENT -- 1.4%
         Core Laboratories N.V.                           39,755       2,908,476
                                                                    ------------
         TOTAL ENERGY                                                 14,706,895
                                                                    ------------

FINANCE -- 1.1%

         FINANCE/RENTAL/LEASING -- 1.1%
         Mobile Mini, Inc.*                              190,940       2,199,629
                                                                    ------------
         TOTAL FINANCE                                                 2,199,629
                                                                    ------------

    KALMAR
    POOLED
INVESTMENT
     TRUST
----------                         SCHEDULE OF INVESTMENTS(UNAUDITED)--CONTINUED
"GROWTH-WITH-VALUE" SMALL CAP FUND                                MARCH 31, 2009



                                                                      MARKET
                                                         SHARES        VALUE
                                                         -------    ------------

HEALTHCARE -- 22.3%

         BIOTECHNOLOGY -- 3.4%
         Luminex Corp.*                                  230,710    $  4,180,465
         Martek Biosciences Corp.*                       148,330       2,707,023
                                                                    ------------
                                                                       6,887,488
                                                                    ------------

         HOSPITAL/NURSING MANAGEMENT -- 1.3%
         Psychiatric Solutions, Inc.*                    165,610       2,605,045
                                                                    ------------

         MEDICAL SPECIALTIES -- 11.2%
         Analogic Corp.                                  103,430       3,311,829
         Cooper Companies, Inc. (The)                    268,650       7,103,106
         Immucor, Inc.*                                  156,420       3,933,963
         Meridian Bioscience, Inc.                       120,180       2,177,662
         ResMed, Inc.*                                   147,080       5,197,807
         SonoSite, Inc.*                                  57,630       1,030,424
                                                                    ------------
                                                                      22,754,791
                                                                    ------------

         MEDICAL/NURSING SERVICES -- 1.1%
         VCA Antech, Inc.*                               102,610       2,313,855
                                                                    ------------

         SERVICES TO THE HEALTH INDUSTRY -- 5.3%
         Covance, Inc.*                                   45,175       1,609,585
         eResearch Technology, Inc.*                     285,830       1,503,466
         Healthcare Services Group, Inc.                 168,360       2,520,349
         MedAssets, Inc.*                                175,680       2,503,440
         Phase Forward, Inc.*                            204,550       2,616,195
                                                                    ------------
                                                                      10,753,035
                                                                    ------------
         TOTAL HEALTHCARE                                             45,314,214
                                                                    ------------

MATERIALS & PROCESSING -- 3.7%

         CHEMICALS: SPECIALTY -- 2.3%
         Albemarle Corp.                                 212,560       4,627,431
                                                                    ------------

         ELECTRONIC COMPONENTS -- 0.9%
         Rogers Corp.*                                    97,000       1,831,360
                                                                    ------------

         INDUSTRIAL SPECIALTIES -- 0.5%
         Polypore International, Inc.*                   270,260       1,086,445
                                                                    ------------
         TOTAL MATERIALS & PROCESSING                                  7,545,236
                                                                    ------------

    KALMAR
    POOLED
INVESTMENT
     TRUST
----------                         SCHEDULE OF INVESTMENTS(UNAUDITED)--CONTINUED
"GROWTH-WITH-VALUE" SMALL CAP FUND                                MARCH 31, 2009



                                                                      MARKET
                                                         SHARES        VALUE
                                                         -------    ------------

PRODUCER MANUFACTURING -- 2.6%

         ELECTRICAL PRODUCTS -- 1.2%
         EnerSys, Inc.*                                  209,040    $  2,533,565
                                                                    ------------

         INDUSTRIAL MACHINERY -- 1.4%
         Actuant Corp. (A Shares)                         53,130         548,833
         Kennametal, Inc.                                138,370       2,242,977
                                                                    ------------
                                                                       2,791,810
                                                                    ------------
         TOTAL PRODUCER MANUFACTURING                                  5,325,375
                                                                    ------------

RETAIL TRADE -- 6.9%

         DISCOUNT STORES -- 0.8%
         Fred's, Inc.                                    133,276       1,503,353
                                                                    ------------

         FOOD-RETAIL -- 0.4%
         Susser Holdings Corp.*                           64,590         868,090
                                                                    ------------

         INTERNET RETAIL -- 2.0%
         1-800-FLOWERS.COM, Inc. (A Shares)*             304,240         629,777
         GameStop Corp. (A Shares)*                      125,000       3,502,500
                                                                    ------------
                                                                       4,132,277
                                                                    ------------

         SPECIALTY STORES -- 3.7%
         O'Reilly Automotive, Inc.*                      100,690       3,525,157
         Tractor Supply Co.*                              87,745       3,164,085
         Ulta Salon Cosmetics & Fragrance, Inc.*         119,430         790,626
                                                                    ------------
                                                                       7,479,868
                                                                    ------------
         TOTAL RETAIL TRADE                                           13,983,588
                                                                    ------------

TECHNOLOGY SERVICES -- 13.2%

         DATA PROCESSING SERVICES -- 4.3%
         CyberSource Corp.*                              444,740       6,586,599
         NeuStar, Inc. (A Shares)*                       129,560       2,170,130
                                                                    ------------
                                                                       8,756,729
                                                                    ------------

         INFORMATION TECHNOLOGY SERVICES -- 5.9%
         Ariba, Inc.*                                    264,910       2,312,664
         Digital River, Inc.*                             68,800       2,051,616
         Micros Systems, Inc.                             61,570       1,154,438
         NIC, Inc.                                       244,207       1,269,877
         Progress Software Corp.*                        142,200       2,468,592

    KALMAR
    POOLED
INVESTMENT
     TRUST
----------                         SCHEDULE OF INVESTMENTS(UNAUDITED)--CONTINUED
"GROWTH-WITH-VALUE" SMALL CAP FUND                                MARCH 31, 2009



                                                                      MARKET
                                                         SHARES        VALUE
                                                         -------    ------------

         RightNow Technologies, Inc.*                    212,705    $  1,610,177
         Syntel, Inc.                                     55,530       1,142,807
                                                                    ------------
                                                                      12,010,171
                                                                    ------------

         PACKAGED SOFTWARE -- 3.0%
         ANSYS, Inc.*                                     58,530       1,469,103
         Macrovision Solutions Corp.*                    206,477       3,673,226
         OPNET Technologies, Inc.*                       112,145         972,297
                                                                    ------------
                                                                       6,114,626
                                                                    ------------
         TOTAL TECHNOLOGY SERVICES                                    26,881,526
                                                                    ------------

TRANSPORTATION -- 2.8%

         AIR FREIGHT/COURIERS -- 1.4%
         UTi Worldwide, Inc.                             240,890       2,878,635
                                                                    ------------

         MARINE SHIPPING -- 1.4%
         Tidewater, Inc.                                  76,885       2,854,740
                                                                    ------------
         TOTAL TRANSPORTATION                                          5,733,375
                                                                    ------------

UTILITIES -- 0.3%

         GAS DISTRIBUTORS -- 0.3%
         Clean Energy Fuels Corp.*                       119,280         726,415
                                                                    ------------
         TOTAL UTILITIES                                                 726,415
                                                                    ------------
         TOTAL COMMON STOCK (COST $238,879,971)                      194,815,430
                                                                    ------------


MONEY MARKET SECURITIES -- 4.0%

MONEY MARKET FUNDS -- 4.0%
         BlackRock Liquidity Funds
         TempCash Portfolio                            4,091,102       4,091,102
         BlackRock Liquidity Funds
         TempFund Portfolio                            4,091,103       4,091,103
                                                                    ------------
         TOTAL MONEY MARKET SECURITIES
         (COST $8,182,205)                                             8,182,205
                                                                    ------------

         TOTAL INVESTMENTS
         (Cost $247,062,176) -- 99.7%                                202,997,635

         OTHER ASSETS IN EXCESS
         OF LIABILITIES -- 0.3%                                          571,904
                                                                    ------------

         NET ASSETS -- 100.0%                                       $203,569,539
                                                                    ============

    KALMAR
    POOLED
INVESTMENT
     TRUST
----------                         SCHEDULE OF INVESTMENTS(UNAUDITED)--CONTINUED
"GROWTH-WITH-VALUE" SMALL CAP FUND                                MARCH 31, 2009



         * Non-income producing security
         ADR - American Depository Receipt

         ** The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

         Aggregate cost                                            $247,088,279
                                                                   ------------
         Gross unrealized appreciation                             $ 24,597,174
         Gross unrealized depreciation                              (68,687,818)
                                                                   -------------
         Net unrealized appreciation                               $(44,090,644)
                                                                   ============


                               FAS 157 DISCLOSURE

         The following is a summary of the inputs used to value the Fund's net assets as of March 31, 2009. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with the investing in those securities.

                                                   Investments         Other
                                                       in            Financial
                    Valuation Inputs               Securities       Instruments
-------------------------------------------------------------------------------
         Level 1 - Quoted Prices                  $202,997,635     $         --
         Level 2 - Other Significant
         Observable Inputs                                  --               --
         Level 3 - Significant Unobservable
         Inputs                                             --               --
-------------------------------------------------------------------------------
         TOTAL                                    $202,997,635     $         --
-------------------------------------------------------------------------------



ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)               Kalmar Pooled Investment Trust
             -------------------------------------------------------------------

By (Signature and Title)*  /s/ Ford B. Draper, Jr.
                         -------------------------------------------------------
                           Ford B. Draper, Jr., Chief Executive Officer
                           (principal executive officer)

Date                       May 19, 2009
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Ford B. Draper, Jr.
                         -------------------------------------------------------
                           Ford B. Draper, Jr., Chief Executive Officer
                           (principal executive officer)

Date                       May 19, 2009
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Verna E. Knowles
                         -------------------------------------------------------
                           Verna E. Knowles, Chief Financial Officer
                           (principal financial officer)

Date                       May 19, 2009
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.